DEBT AND CREDIT FACILITIES	12 Months Ended
Dec. 31, 2020
FINANCING EXPENSES
DEBT AND CREDIT FACILITIES

21. Debt and Credit Facilities

Debt and credit facilities are comprised of the following:

Short-Term Debt

($ millions)	December 31 2020	December 31 2019

Commercial paper(1)	3 566	2 155

(1)

The commercial paper is supported by a revolving credit facility with a syndicate of lenders. The company is authorized to issue commercial paper to a maximum of $5.0 billion having a term not to exceed 365 days. The weighted average interest rate as at December 31, 2020 was 0.39% (December 31, 2019 – 2.05%).

Long-Term Debt

($ millions)	December 31 2020	December 31 2019

Fixed-term debt(2)(3)

3.10% Series 5 Medium Term Notes, due 2021	748	749

9.25% Debentures, due 2021 (US$300)	389	403

9.40% Notes, due 2021 (US$220)(4)(5)	281	292

4.50% Notes, due 2022 (US$182)(4)	224	225

2.80% Notes, due 2023 (US$450)	574	—

3.60% Notes, due 2024 (US$750)	953	968

3.10% Notes, due 2025 (US$550)	701	—

3.00% Series 5 Medium Term Notes, due 2026	699	698

7.875% Debentures, due 2026 (US$275)	364	372

8.20% Notes, due 2027 (US$59)(4)	79	82

7.00% Debentures, due 2028 (US$250)	323	329

3.10% Series 6 Medium Term Notes, due 2029	748	750

5.00% Series 7 Medium Term Notes, due 2030	1 247	—

7.15% Notes, due 2032 (US$500)	637	647

5.35% Notes, due 2033 (US$300)	356	361

5.95% Notes, due 2034 (US$500)	636	646

5.95% Notes, due 2035 (US$600)	736	747

5.39% Series 4 Medium Term Notes, due 2037	599	599

6.50% Notes, due 2038 (US$1 150)	1 464	1 487

6.80% Notes, due 2038 (US$900)	1 167	1 186

6.85% Notes, due 2039 (US$750)	953	969

6.00% Notes, due 2042 (US$152)(4)	149	150

4.34% Series 5 Medium Term Notes, due 2046	300	300

4.00% Notes, due 2047 (US$750)	952	967

Total unsecured long-term debt	15 279	12 927

Lease liabilities(6)	2 908	2 931

Deferred financing costs	(54)	(43)

	18 133	15 815

Current portion of long-term debt and lease liabilities

Lease liabilities	(272)	(310)

Long-term debt	(1 413)	—

	(1 685)	(310)

Total long-term lease liabilities	2 636	2 621

Total long-term debt	13 812	12 884

(2)	The value of debt includes the unamortized balance of premiums or discounts.
(3)	Certain securities are redeemable at the option of the company.
(4)	Debt acquired through the acquisition of Canadian Oil Sands Limited (COS).
(5)

Subsequent to the acquisition of COS, Moody's Investors Service downgraded COS long-term senior debt rating from Baa3 (negative outlook) to Ba3 (stable outlook). This triggered a change in the coupon rate of the note from 7.9% to 9.4%.

(6)	Interest rates range from 1.1% to 14.2% and maturity dates range from 2021 to 2062.

In 2020, the company issued $1.25 billion of senior unsecured Series 7 Medium Term Notes maturing on April 9, 2030. The Series 7 Medium Term Notes have a coupon of 5.00% and were priced at $99.697 per $100 principal amount for an effective yield of 5.039%. Interest on the Series 7 Medium Term Notes is paid semi-annually.

In 2020, the company issued US$450 million of senior unsecured notes maturing on May 15, 2023. The notes have a coupon of 2.80% and were priced at US$99.903 per US$100 principal amount for an effective yield of 2.834%. The company also issued US$550 million of senior unsecured notes in 2020 maturing on May 15, 2025. The notes have a coupon of 3.10% and were priced at US$99.949 per US$100 principal amount for an effective yield of 3.111%. Interest on the 2.80% and 3.10% notes is paid semi-annually.

In 2019, the company re-paid its US$140 million (book value of $188 million) senior unsecured notes at maturity, with a coupon of 7.75%, for US$145 million ($195 million), including US$5 million ($7 million) of accrued interest.

In 2019, the company issued $750 million of senior unsecured Series 6 Medium Term Notes maturing on May 24, 2029. The Series 6 Medium Term Notes have a coupon of 3.10% and were priced at $99.761 per $100 principal amount for an effective yield of 3.128%. Interest is paid semi-annually.

Scheduled Debt Repayments

Scheduled principal repayments as at December 31, 2020 for lease liabilities, short-term debt and long-term debt are as follows:

($ millions)	Repayment

2021	5 290

2022	494

2023	786

2024	1 148

2025	877

Thereafter	13 184

21 779

Credit Facilities

The company secured an additional $2.8 billion of credit facilities in 2020 with its key banking partners under new credit agreements. These agreements have the same terms and covenants as our existing credit facilities.

A summary of available and unutilized credit facilities is as follows:

($ millions)	2020

Fully revolving and expires in 2023	3 500

Fully revolving and expires in 2022	7 064

Fully revolving and expires in 2021	380

Can be terminated at any time at the option of the lenders	130

Total credit facilities	11 074

Credit facilities supporting outstanding commercial paper	(3 566)

Credit facilities supporting standby letters of credit	(1 158)

Total unutilized credit facilities(1)	6 350

(1)	Available credit facilities for liquidity purposes at December 31, 2020 increased to $6.043 billion, compared to $4.701 billion at December 31, 2019.